Intangible assets, net - Intangible assets (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Land use rights	$ 409,775	$ 586,795
Less: accumulated amortization	(96,297)	(148,806)
Net intangible assets	313,478	437,989
Discontinued operations.
Finite-Lived Intangible Assets [Line Items]
Net intangible assets	$ 313,478	$ 437,989